Share-based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation

8. Share-based compensation

Employee Shares and Options

Under the Company’s shareholder and subscription agreements, which were effective until the date of IPO, the Company was authorized to grant equity awards to individuals including a director of and/or a person who is employed by or who directly or indirectly provides consultancy services to the Company, in the form of D, E, F, G, H, I, J, K,

L, M and N ordinary shares, collectively referred to as Employee Shares and share options. All Employee Shares converted into ordinary shares in accordance with the reverse share split implemented on IPO (see Note 1, “Nature of business,” to our financial statements appearing at the end of this Annual Report). The share options were granted pursuant to the terms of the 2020 Share Omnibus Plan, or the 2020 Plan.

Upon and following closing of the IPO, no further equity awards were granted under the 2020 Plan. To the extent outstanding options granted under the 2020 Plan are cancelled, forfeited or otherwise terminated without being exercised and would otherwise have been returned to the share reserve under the 2020 Plan, the number of shares underlying such awards will be available for future grant under the Company’s 2021 Omnibus Plan (see below). In anticipation of IPO, the holders of Employee Shares and the Company entered into individual vesting agreements, or Vesting Agreements, which apply the same terms to vesting of Employee Shares as applied prior to IPO under the Company’s pre-IPO Articles of Association, except that following the IPO Employee Shares that would pre-IPO have converted to deferred shares, will be transferred back to the Company and cancelled within twelve months of an employee leaving the Company.

2021 Share Omnibus Plan

In March 2021, the Company’s board of directors adopted, and the Company’s shareholders approved, the 2021 Share Omnibus Plan, or the 2021 Plan, which became effective upon the effectiveness of the Company’s Registration Statement on Form F-1 in connection with the IPO. The 2021 Plan allows the remuneration committee to make equity-based and cash-based incentive awards to our officers, employees, directors and other key persons (including consultants).

The Company initially reserved 2,572,558 of its ordinary shares for the issuance of awards under the 2021 Plan. The 2021 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by 4% of the outstanding number of ordinary shares on the immediately preceding December 31, or such lesser number of shares as determined by our remuneration committee. This number is subject to adjustment in the event of a sub-division, consolidation, share dividend or other change in our capitalization. The total number of ordinary shares that may be issued under the 2021 Plan was 2,572,558 shares as of December 31, 2021, of which 1,578,993 shares remained available for future grant.

2021 Employee Share Purchase Plan

The Company’s 2021 Employee Share Purchase Plan, or ESPP, was adopted by the Board in March 2021 and approved by shareholders in March 2021 and became effective upon the effectiveness of the Company’s Registration Statement on Form F-1 in connection with the IPO. The ESPP initially reserves and authorizes the issuance of up to a total of 467,738 ordinary shares to participating employees. The ESPP provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2022 and each January 1 thereafter through January 1, 2022, by the least of (i) 1% of the outstanding number of ordinary shares on the immediately preceding December 31; (ii) 467,738 ordinary shares or (iii) such number of shares as determined by the remuneration committee. The number of shares reserved under the ESPP is subject to change in the event of a share split, share dividend or other change in our capitalization. The total number of ordinary shares that may be issued under the ESPP was 467,738 shares as of December 31, 2021, of which 467,738 shares remained available for future grant. As of December 31, 2021, the initial purchase period under the ESPP has not yet commenced.

Employee Shares

The Company typically grants incentive shares which vest over a four-year service period with 25% of the award vesting on the first anniversary of the vesting commencement date, and the balance vesting periodically over the remaining three years.

Unvested Employee Shares are forfeited upon the giving or receiving of notice of termination of employment or service relationship in accordance with the Articles of the Company (prior to IPO, and in accordance with the Vesting Agreements post-IPO) and 2020 Plan. Before IPO, the forfeited shares were converted into deferred shares, with a repurchase right for a nominal amount in favor of the Company. As of December 31, 2020, the Company repurchased 1,509,384 deferred shares with the consideration of £0.01 to each holder for all of the deferred shares held by that holder. As part of the Company’s reorganization, 109,058 outstanding deferred shares immediately before the IPO were cancelled upon IPO, and a single deferred share with a nominal value of £92,451.851 in the capital of the Company was created. As of December 31, 2021, the Company had one deferred share which could be repurchased by the Company at any time for nil consideration.

The Company measures all share-based awards using the fair value on the date of grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. The Company has granted Employee Shares to employees and non-employees with service-based conditions and records expense for these awards using the straight-line method.

A summary of the changes in the Company’s unvested ordinary shares from December 31, 2019 through December 31, 2021 are as follows:

	Number of	Weighted
	unvested	average
	ordinary	grant date
	shares	fair value
Unvested ordinary shares as of December 31, 2019	1,727,874	$2.96
Granted	1,993,503	$7.58
Vested	(746,095)	$3.44
Forfeited	(137,790)	$3.46
Unvested ordinary shares as of December 31, 2020	2,837,492	$6.38
Granted	—	—
Vested	(916,172)	$5.61
Forfeited	(18,262)	$6.80
Unvested ordinary shares as of December 31, 2021	1,903,058	$6.43

As of December 31, 2021 and 2020, there was $11.3 million and $17.4 million of unrecognized compensation costs related to unvested Employee Shares outstanding, which is expected to be recognized over a weighted-average period of 2.6 years and 3.1 years, respectively.

Share Options

The following table summarizes the Company’s share options activity for the year ended December 31, 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	240,584	$6.75	4.84	$313
Granted	1,164,778	$13.83
Exercised	—	—
Forfeited	(47,515)	$12.98
Outstanding as of December 31, 2021	1,357,847	$8.95	8.58	$10
Exercisable as of December 31, 2021	102,424	$6.99	4.37	$—
Unvested as of December 31, 2021	1,255,423	$9.11	8.92	$10

The weighted average grant-date fair value of share options granted during the year ended December 31, 2021 and 2020 was $5.42 and $3.33 per share, respectively.

As of December 31, 2021, there was $5.4 million of unrecognized compensation cost related to share options outstanding, which is expected to be recognized over a weighted-average period of 3.3 years.

Share Option Valuation

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees during the year ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,	Year Ended December 31,
	2021	2020
Expected term (in years)	6.02 Years	3.21 Years
Expected volatility	72.15%	73.81%
Expected dividend yield	0.00%	0.00%
Risk free interest rate	1.07%	0.20%
Fair value of underlying ordinary shares	$9.53	$6.35

Share-based Compensation Expense

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Years Ended December 31,
	2021	2020	2019
Research and development	$3,362	$1,331	$332
General and administrative	2,955	1,661	387
	$6,317	$2,992	$719